Condensed Consolidated Statements Of Income (Unaudited) (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Decline in fair value	¥ 5,615	¥ 6,402
Other comprehensive income-net	560	856
Total credit losses	¥ 6,175	¥ 7,258